Other taxes receivable & Other taxes payable	12 Months Ended
Dec. 31, 2024
Other taxes payable & Other taxes receivable
Other taxes receivable & Other taxes payable
21 Other taxes receivable & Other taxes payable
Other taxes receivable are comprised of the following:

	For the year ended December 31,
In thousands of USD	2023	2024
Value-added taxes	8,785	8,013
Other taxes receivable	79	28
Other taxes receivable	8,864	8,041
Current	4,143	4,227
Non-Current	4,721	3,814
Other taxes payable are comprised of the following:

	For the year ended December 31,
In thousands of USD	2023	2024
Value-added taxes	10,106	7,964
Withholding Tax	11,840	7,319
Other taxes payable	1,980	337
Other taxes payable	23,926	15,620
Current	23,452	13,994
Non-Current	474	1,626
Value-added taxes receivable comprises an average maturity of 2.3 years and value-added taxes payable comprises an average maturity of 2.0 years.